REGULATORY FRAMEWORK - Spectrum (Details) $ in Millions								12 Months Ended
	Mar. 06, 2018	Jan. 04, 2018 USD ($) item	Jul. 05, 2017 USD ($) area item	May 12, 2017 item	Mar. 07, 2017 item	Feb. 20, 2017 item	Jan. 14, 2015	Dec. 31, 2018 item	Feb. 27, 2018 USD ($)	Dec. 31, 2017 USD ($)
Regulatory framework
Usage period of the auctioned frequency bands								15 years
Spectrum allocation period			15 years
Number of areas free of interference in spectrum allocation | area			13
Number of provincial capitals in spectrum allocation			18
Amount payable for spectrum allocation | $			$ 55.9
Penalty percentage on spectrum allocation			15
License period for Cellular Mobile Telephony and Internet Access and Data Transmission Services	5 years
Number of licensees for subscription television services								2
Term non-satellite audiovisual communication services spectrum							15 years
1033-E/17 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)						905
Frequency band awarded, two (in MHz)						950
1033-E/17 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)						915
Frequency band awarded, two (in MHz)						960
1034-E/17 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)						2,500
1034-E/17 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)						2,690
1299-E/17
Regulatory framework
Migration period					2 years
1299-E/17 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)					2,550
Frequency band awarded, two (in MHz)					(2,670)
1299-E/17 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)					2,560
Frequency band awarded, two (in MHz)					2,680
3687-E/17 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)				2,500
3687-E/17 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)				2,690
Nucleo
Regulatory framework
Deposit to be paid | $										$ 15.0
Number of sub-bands awarded		2
Consideration paid for each sub-bands | $		$ 12.0
Auction price cancellation | $									$ 9.0